UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31,

Date of reporting period:	November 30, 2007

Item 1. Schedule of Investments.

GOLDMAN SACHS CAPITAL GROWTH FUND
Schedule of Investments
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 99.5%
Aerospace & Defense — 1.8%
433,381	United Technologies Corp.	$32,403,897

Auto Components — 0.7%
680,540	Gentex Corp.	13,488,303

Beverages — 2.3%
555,250	PepsiCo., Inc.	42,854,195

Biotechnology — 4.2%
466,640	Amylin Pharmaceuticals, Inc.*(a)	17,820,982
184,052	Celgene Corp.*	11,328,401
329,098	Genentech, Inc.*	25,093,722
472,135	Gilead Sciences, Inc.*(a)	21,973,163

		76,216,268

Capital Markets — 4.1%
140,000	Legg Mason, Inc.	10,683,400
457,141	Morgan Stanley(a)	24,100,474
1,626,100	The Charles Schwab Corp.	39,530,491

		74,314,365

Communications Equipment — 7.2%
1,997,575	Cisco Systems, Inc.*	55,972,052
1,008,190	QUALCOMM, Inc.	41,113,988
301,732	Research In Motion Ltd.*	34,343,136

		131,429,176

Computers & Peripherals — 2.9%
193,570	Apple, Inc.*	35,272,325
177,800	International Business Machines Corp.	18,701,004

		53,973,329

Consumer Finance — 1.5%
245,330	American Express Co.	14,469,564
714,920	Discover Financial Services(a)	12,418,160

		26,887,724

Diversified Financial Services — 1.4%
16,900	CME Group, Inc.(a)	11,130,340
390,731	Moody’s Corp.	14,714,929

		25,845,269

Electrical Equipment — 0.8%
210,377	Rockwell Automation, Inc.	14,282,495

Energy Equipment & Services — 8.3%
612,710	Baker Hughes, Inc.	49,182,232
359,400	Grant Prideco, Inc.*	17,287,140
427,148	Schlumberger Ltd.	39,916,980
716,658	Weatherford International Ltd.*	44,877,124

		151,263,476

Shares	Description	Value
Common Stocks — (continued)
Food & Staples Retailing — 2.5%
398,900	Costco Wholesale Corp.(a)	$26,885,860
482,000	CVS Caremark Corp.(a)	19,323,380

		46,209,240

Health Care Equipment & Supplies — 3.2%
469,417	Baxter International, Inc.	28,103,996
754,949	St. Jude Medical, Inc.*	30,009,223

		58,113,219

Hotels, Restaurants & Leisure — 0.9%
674,500	Starbucks Corp.*(a)	15,776,555

Household Durables — 3.6%
399,750	Fortune Brands, Inc.	30,640,837
126,351	Harman International Industries, Inc.	9,299,434
980,953	Newell Rubbermaid, Inc.	26,269,921

		66,210,192

Household Products — 1.0%
247,300	Procter & Gamble Co.	18,300,200

Internet Software & Services — 5.0%
86,400	Amazon.com, Inc.*(a)	7,824,384
91,383	Google, Inc.*	63,328,419
762,689	Yahoo!, Inc.*	20,447,692

		91,600,495

IT Services — 5.1%
429,180	Cognizant Technology Solutions Corp.*	13,347,498
269,458	Fiserv, Inc.*	13,831,279
249,538	Global Payments, Inc.	10,785,032
419,134	Iron Mountain, Inc.*	15,290,008
1,777,074	Western Union Co.	40,161,873

		93,415,690

Leisure Equipment & Products — 0.4%
407,500	Mattel, Inc.	8,141,850

Life Sciences Tools & Services — 2.6%
307,824	Charles River Laboratories International, Inc.*	19,556,059
500,528	Thermo Fisher Scientific, Inc.*	28,850,434

		48,406,493

Media — 4.7%
533,600	Comcast Corp.*	10,960,144
279,712	Lamar Advertising Co.(a)	14,547,821
460,176	National CineMedia, Inc.	12,737,672
606,302	The McGraw-Hill Companies, Inc.(a)	29,757,302
422,865	Viacom, Inc. Class B*	17,768,787

		85,771,726

GOLDMAN SACHS CAPITAL GROWTH FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Multiline Retail — 0.6%
239,247	J.C. Penney Co., Inc.	$10,555,578

Oil, Gas & Consumable Fuels — 7.1%
123,570	Canadian Natural Resources Ltd.	8,090,128
435,000	Occidental Petroleum Corp.	30,349,950
448,061	Quicksilver Resources, Inc.*(a)	22,671,887
711,610	Suncor Energy, Inc.	68,143,773

		129,255,738

Pharmaceuticals — 3.9%
378,200	Johnson & Johnson	25,619,268
624,300	Merck & Co., Inc.	37,058,448
205,400	Teva Pharmaceutical Industries Ltd. ADR	9,167,002

		71,844,718

Real Estate Management & Development — 1.3%
1,017,940	CB Richard Ellis Group, Inc.*	24,176,075

Semiconductors & Semiconductor Equipment — 3.0%
1,094,300	Intel Corp.	28,539,344
891,448	Linear Technology Corp.(a)	27,153,506

		55,692,850

Software — 6.8%
985,810	Activision, Inc.*	21,835,691
577,205	Electronic Arts, Inc.*	32,433,149
2,120,193	Microsoft Corp.	71,238,485

		125,507,325

Specialty Retail — 3.1%
1,250,300	Lowe’s Companies, Inc.	30,519,823
688,500	The Home Depot, Inc.(a)	19,663,560
253,200	Williams-Sonoma, Inc.(a)	7,370,652

		57,554,035

Textiles, Apparel & Luxury Goods — 0.8%
407,800	Coach, Inc.*	15,145,692

Thrifts & Mortgage Finance — 2.0%
1,053,200	Freddie Mac(a)	36,935,724

Tobacco — 0.9%
220,541	Altria Group, Inc.	17,105,160

Trading Companies & Distributors — 0.9%
178,170	W.W. Grainger, Inc.	15,732,411

Wireless Telecommunication Services — 4.9%
1,000,100	American Tower Corp.*	45,544,554
318,665	Crown Castle International Corp.*	13,367,997
781,750	MetroPCS Communications, Inc.*(a)	13,367,925

Shares	Description	Value
Common Stocks — (continued)
Wireless Telecommunication Services — (continued)
1,144,927	Sprint Nextel Corp.	$17,769,267

		90,049,743

TOTAL COMMON STOCKS		$1,824,459,206

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 0.2%
Joint Repurchase Agreement Account II
$4,000,000	4.625%	12/03/07	$4,000,000
Maturity Value: $4,001,542

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$1,828,459,206

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) — 11.8%
Boston Global Investment Trust — Enhanced Portfolio
216,037,525	4.866%	$216,037,525

TOTAL INVESTMENTS — 111.5%		$2,044,496,731

LIABILITIES IN EXCESS OF OTHER ASSETS — (11.5)%		(210,696,689)

NET ASSETS — 100.0%		$1,833,800,042

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Joint repurchase agreement was entered into on November 30, 2007. Additional information appears in the Notes to the Schedule of Investments section.
(c) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviation:
ADR	— American Depositary Receipt

GOLDMAN SACHS CAPITAL GROWTH FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,704,248,167

Gross unrealized gain	430,006,756
Gross unrealized loss	(89,758,192)

Net unrealized security gain	$340,248,564

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC GROWTH FUND
Schedule of Investments
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 97.5%
Aerospace & Defense — 1.3%
63,090	United Technologies Corp.	$4,717,239

Beverages — 2.6%
119,550	PepsiCo., Inc.	9,226,869

Biotechnology — 5.6%
87,330	Amylin Pharmaceuticals, Inc.*(a)	3,335,133
93,470	Celgene Corp.*	5,753,078
64,770	Genentech, Inc.*	4,938,713
130,830	Gilead Sciences, Inc.*	6,088,828

		20,115,752

Capital Markets — 4.8%
38,730	Legg Mason, Inc.	2,955,486
84,230	Morgan Stanley	4,440,606
400,990	The Charles Schwab Corp.	9,748,067

		17,144,159

Communications Equipment — 8.1%
374,370	Cisco Systems, Inc.*	10,489,848
221,830	QUALCOMM, Inc.	9,046,227
82,300	Research In Motion Ltd.*	9,367,386

		28,903,461

Computers & Peripherals — 2.5%
39,230	Apple, Inc.*	7,148,491
16,950	International Business Machines Corp.	1,782,801

		8,931,292

Consumer Finance — 2.3%
77,790	American Express Co.	4,588,054
203,110	Discover Financial Services	3,528,021

		8,116,075

Diversified Financial Services — 1.2%
6,510	CME Group, Inc.	4,287,486

Energy Equipment & Services — 8.9%
166,400	Baker Hughes, Inc.	13,356,928
109,630	Schlumberger Ltd.	10,244,923
130,180	Weatherford International Ltd.*	8,151,872

		31,753,723

Food & Staples Retailing — 2.7%
42,730	Costco Wholesale Corp.	2,880,002
167,880	CVS Caremark Corp.	6,730,309

		9,610,311

Food Products — 1.2%
51,870	Kraft Foods, Inc.	1,792,109
41,117	Wm. Wrigley Jr. Co.	2,631,488

		4,423,597

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Supplies — 4.5%
106,470	Baxter International, Inc.	$6,374,359
244,000	St. Jude Medical, Inc.*	9,699,000

		16,073,359

Hotels, Restaurants & Leisure — 0.9%
134,950	Starbucks Corp.*(a)	3,156,481

Household Durables — 2.3%
78,370	Fortune Brands, Inc.	6,007,060
84,170	Newell Rubbermaid, Inc.	2,254,073

		8,261,133

Household Products — 1.2%
56,650	Procter & Gamble Co.	4,192,100

Internet Software & Services — 5.3%
21,320	Google, Inc.*	14,774,760
157,900	Yahoo!, Inc.*	4,233,299

		19,008,059

IT Services — 3.4%
545,960	Western Union Co.	12,338,696

Life Sciences Tools & Services — 2.2%
139,460	Thermo Fisher Scientific, Inc.*	8,038,474

Media — 4.2%
105,310	Comcast Corp.*	2,163,067
36,090	Lamar Advertising Co.(a)	1,877,041
159,438	The McGraw-Hill Companies, Inc.	7,825,217
72,297	Viacom, Inc. Class B*	3,037,920

		14,903,245

Multiline Retail — 0.9%
55,040	Target Corp.	3,305,702

Oil, Gas & Consumable Fuels — 5.6%
83,850	Occidental Petroleum Corp.	5,850,215
147,000	Suncor Energy, Inc.	14,076,720

		19,926,935

Pharmaceuticals — 4.3%
81,660	Johnson & Johnson	5,531,648
168,980	Merck & Co., Inc.	10,030,653

		15,562,301

Semiconductors & Semiconductor Equipment — 2.9%
235,620	Intel Corp.	6,144,969
137,130	Linear Technology Corp.(a)	4,176,980

		10,321,949

Software — 5.6%
112,140	Electronic Arts, Inc.*	6,301,147

GOLDMAN SACHS STRATEGIC GROWTH FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Software — (continued)
403,380	Microsoft Corp.	$13,553,568

		19,854,715

Specialty Retail — 4.0%
277,900	Lowe’s Companies, Inc.	6,783,539
168,210	The Home Depot, Inc.	4,804,077
92,160	Williams-Sonoma, Inc.	2,682,778

		14,270,394

Thrifts & Mortgage Finance — 2.6%
261,510	Freddie Mac	9,171,156

Tobacco — 1.2%
54,590	Altria Group, Inc.	4,234,000

Wireless Telecommunication Services — 5.2%
152,030	American Tower Corp.*	6,923,446
158,150	Crown Castle International Corp.*	6,634,393
321,270	Sprint Nextel Corp.	4,986,110

		18,543,949

TOTAL COMMON STOCKS		$348,392,612

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 1.9%
Joint Repurchase Agreement Account II
$6,700,000	4.625%	12/03/07	$6,700,000
Maturity Value: $6,702,582

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$355,092,612

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) — 3.3%
Boston Global Investment Trust — Enhanced Portfolio
11,633,875	4.866%	$11,633,875

TOTAL INVESTMENTS — 102.7%		$366,726,487

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(9,589,506)

NET ASSETS — 100.0%		$357,136,981

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Joint repurchase agreement was entered into on November 30, 2007. Additional information appears in the Notes to the Schedule of Investments section.
(c) Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2007.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRATEGIC GROWTH FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$310,561,790

Gross unrealized gain	71,062,033
Gross unrealized loss	(14,897,336)

Net unrealized security gain	$56,164,697

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CONCENTRATED GROWTH FUND
Schedule of Investments
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 98.4%
Aerospace & Defense — 1.5%
71,180	United Technologies Corp.	$5,322,129

Beverages — 3.9%
177,800	PepsiCo., Inc.	13,722,604

Biotechnology — 4.8%
209,200	Amylin Pharmaceuticals, Inc.*(a)	7,989,348
53,670	Celgene Corp.*	3,303,389
74,550	Genentech, Inc.*	5,684,437

		16,977,174

Capital Markets — 5.0%
67,770	Morgan Stanley	3,572,834
584,770	The Charles Schwab Corp.	14,215,759

		17,788,593

Communications Equipment — 10.9%
468,530	Cisco Systems, Inc.*	13,128,211
303,650	QUALCOMM, Inc.	12,382,847
114,960	Research In Motion Ltd.*	13,084,747

		38,595,805

Consumer Finance — 1.0%
59,500	American Express Co.	3,509,310

Diversified Financial Services — 1.0%
5,340	CME Group, Inc.	3,516,924

Energy Equipment & Services — 8.4%
147,970	Baker Hughes, Inc.	11,877,552
84,730	Schlumberger Ltd.	7,918,018
160,160	Weatherford International Ltd.*	10,029,219

		29,824,789

Food & Staples Retailing — 4.1%
59,980	Costco Wholesale Corp.(a)	4,042,652
263,300	CVS Caremark Corp.	10,555,697

		14,598,349

Health Care Equipment & Supplies — 3.6%
318,090	St. Jude Medical, Inc.*	12,644,077

Hotels, Restaurants & Leisure — 1.4%
218,420	Starbucks Corp.*(a)	5,108,844

Household Durables — 2.7%
126,529	Fortune Brands, Inc.	9,698,448

Internet Software & Services — 6.2%
22,690	Google, Inc.*	15,724,170
228,690	Yahoo!, Inc.*	6,131,179

		21,855,349

IT Services — 4.7%
731,690	Western Union Co.	16,536,194

Shares	Description	Value
Common Stocks — (continued)
Life Sciences Tools & Services — 3.3%
201,850	Thermo Fisher Scientific, Inc.*	$11,634,634

Media — 5.0%
214,180	The McGraw-Hill Companies, Inc.	10,511,954
170,105	Viacom, Inc. Class B*	7,147,812

		17,659,766

Oil, Gas & Consumable Fuels — 6.1%
81,610	Occidental Petroleum Corp.	5,693,930
165,900	Suncor Energy, Inc.	15,886,584

		21,580,514

Pharmaceuticals — 2.8%
170,090	Merck & Co., Inc.	10,096,542

Software — 6.8%
183,120	Electronic Arts, Inc.*	10,289,513
405,970	Microsoft Corp.	13,640,592

		23,930,105

Specialty Retail — 2.4%
348,470	Lowe’s Companies, Inc.	8,506,153

Textiles, Apparel & Luxury Goods — 2.2%
205,290	Coach, Inc.*	7,624,471

Thrifts & Mortgage Finance — 3.3%
336,060	Freddie Mac	11,785,624

Wireless Telecommunication Services — 7.3%
285,260	American Tower Corp.*	12,990,741
157,120	Crown Castle International Corp.*	6,591,184
402,060	Sprint Nextel Corp.	6,239,971

		25,821,896

TOTAL COMMON STOCKS		$348,338,294

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 2.8%
Joint Repurchase Agreement Account II
$10,000,000	4.625%	12/03/07	$10,000,000
Maturity Value: $10,003,854

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$358,338,294

GOLDMAN SACHS CONCENTRATED GROWTH FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) — 4.0%
Boston Global Investment Trust — Enhanced Portfolio
14,303,000	4.866%	$14,303,000

TOTAL INVESTMENTS — 105.2%		$372,641,294

LIABILITIES IN EXCESS OF OTHER ASSETS — (5.2)%		(18,316,315)

NET ASSETS — 100.0%		$354,324,979

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Joint repurchase agreement was entered into on November 30, 2007. Additional information appears in the Notes to the Schedule of Investments section.
(c) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS CONCENTRATED GROWTH FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$337,370,801

Gross unrealized gain	48,446,060
Gross unrealized loss	(13,175,567)

Net unrealized security gain	$35,270,493

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
Schedule of Investments
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 97.9%
Aerospace & Defense — 1.8%
314,577	Alliant Techsystems, Inc.*(a)	$36,752,031

Air Freight & Logistics — 1.1%
421,300	C.H. Robinson Worldwide, Inc.(a)	21,718,015

Auto Components — 2.1%
2,207,190	Gentex Corp.	43,746,506

Beverages — 0.4%
174,600	Hansen Natural Corp.*	7,579,386

Biotechnology — 2.2%
1,159,379	Amylin Pharmaceuticals, Inc.*(a)	44,276,684

Capital Markets — 3.0%
248,279	HFF, Inc.*	1,695,746
372,353	Legg Mason, Inc.	28,414,257
982,652	Raymond James Financial, Inc.	31,916,537

		62,026,540

Commercial Banks — 0.5%
213,874	SVB Financial Group*(a)	11,010,233

Computers & Peripherals — 0.8%
692,586	Network Appliance, Inc.*	17,113,800

Consumer Finance — 1.5%
1,787,795	Discover Financial Services	31,053,999

Diversified Consumer Services — 0.5%
214,216	Weight Watchers International, Inc.(a)	10,228,814

Diversified Financial Services — 1.8%
961,157	Moody’s Corp.	36,197,173

Electrical Equipment — 2.2%
33,986	First Solar, Inc.*(a)	8,059,780
231,365	Rockwell Automation, Inc.	15,707,370
343,719	Roper Industries, Inc.	21,808,970

		45,576,120

Electronic Equipment & Instruments — 2.7%
980,702	Amphenol Corp.	42,513,432
1,093,144	Cogent, Inc.*(a)	12,133,898

		54,647,330

Energy Equipment & Services — 7.5%
378,095	Cameron International Corp.*	35,249,797
658,361	Grant Prideco, Inc.*	31,667,164
693,755	Smith International, Inc.	43,512,313
707,951	Weatherford International Ltd.*	44,331,892

		154,761,166

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Supplies — 4.3%
479,025	C.R. Bard, Inc.	$40,491,983
1,203,297	St. Jude Medical, Inc.*	47,831,056

		88,323,039

Health Care Providers & Services — 1.3%
740,347	Psychiatric Solutions, Inc.*	27,044,876

Hotels, Restaurants & Leisure — 0.9%
659,201	Pinnacle Entertainment, Inc.*	18,095,067

Household Durables — 5.2%
606,491	Fortune Brands, Inc.	46,487,535
285,466	Harman International Industries, Inc.	21,010,298
1,440,245	Newell Rubbermaid, Inc.(a)	38,569,761

		106,067,594

Insurance — 2.8%
418,180	Aon Corp.	20,896,455
489,681	Principal Financial Group, Inc.	32,069,209
587,666	Security Capital Assurance Ltd.(a)	4,160,675

		57,126,339

Internet & Catalog Retail — 1.4%
1,285,553	Netflix, Inc.*(a)	29,696,274

Internet Software & Services — 1.3%
218,251	Bankrate, Inc.*(a)	8,542,344
160,613	Equinix, Inc.*(a)	16,721,419
43,958	The Knot, Inc.*(a)	580,246

		25,844,009

IT Services — 9.5%
697,026	Cognizant Technology Solutions Corp.*	21,677,509
672,541	Fiserv, Inc.*	34,521,530
824,779	Global Payments, Inc.	35,646,948
957,282	Iron Mountain, Inc.*	34,921,647
728,023	NeuStar, Inc.*(a)	23,129,291
2,012,129	Western Union Co.	45,474,115

		195,371,040

Leisure Equipment & Products — 1.3%
1,361,220	Mattel, Inc.	27,197,176

Life Sciences Tools & Services — 5.2%
686,802	Charles River Laboratories International, Inc.*(a)	43,632,531
264,457	Millipore Corp.*	21,653,739
734,184	Thermo Fisher Scientific, Inc.*(a)	42,318,366

		107,604,636

Machinery — 1.1%
287,027	Kennametal, Inc.	22,402,457

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Media — 3.3%
4,290,202	Entravision Communications Corp.*(b)	$32,090,711
434,563	Lamar Advertising Co.(a)	22,601,621
505,598	National CineMedia, Inc.	13,994,953

		68,687,285

Multiline Retail — 1.4%
639,283	J.C. Penney Co., Inc.	28,205,166

Oil, Gas & Consumable Fuels — 3.1%
455,848	Continental Resources, Inc.*	10,858,299
228,364	Hess Corp.	16,264,084
581,333	Quicksilver Resources, Inc.*(a)	29,415,450
215,100	SandRidge Energy, Inc.*(a)	6,829,425

		63,367,258

Personal Products — 1.2%
342,361	Chattem, Inc.*(a)	24,276,818

Real Estate Management & Development — 1.8%
1,554,800	CB Richard Ellis Group, Inc.*(a)	36,926,500

Semiconductors & Semiconductor Equipment — 5.6%
1,337,634	FormFactor, Inc.*	50,749,834
594,840	Linear Technology Corp.(a)	18,118,826
1,175,722	Tessera Technologies, Inc.*	45,406,384

		114,275,044

Software — 6.1%
2,655,021	Activision, Inc.*	58,808,715
674,838	Electronic Arts, Inc.*	37,919,147
502,388	Salesforce.com, Inc.*(a)	28,500,472

		125,228,334

Specialty Retail — 4.1%
407,814	Advance Auto Parts, Inc.	14,664,992
1,502,000	Urban Outfitters, Inc.*(a)	39,352,400
1,037,311	Williams-Sonoma, Inc.(a)	30,196,123

		84,213,515

Textiles, Apparel & Luxury Goods — 2.4%
1,342,977	Coach, Inc.*	49,878,166

Trading Companies & Distributors — 1.8%
409,206	W.W. Grainger, Inc.	36,132,890

Wireless Telecommunication Services — 4.7%
603,609	American Tower Corp.*	27,488,354
789,052	Clearwire Corp.*(a)	12,285,540
727,953	Crown Castle International Corp.*	30,537,628

Shares	Description	Value
Common Stocks — (continued)
Wireless Telecommunication Services — (continued)
1,563,549	MetroPCS Communications, Inc.*(a)	$26,736,688

		97,048,210

TOTAL COMMON STOCKS		$2,009,699,490

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) — 2.7%
Joint Repurchase Agreement Account II
$55,700,000	4.625%	12/03/07	$55,700,000
Maturity Value: $55,721,468

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$2,065,399,490

	Interest
Shares	Rate	Value
Securities Lending Collateral(d) — 16.9%
Boston Global Investment Trust — Enhanced Portfolio
348,108,450	4.866%	$348,108,450

TOTAL INVESTMENTS — 117.5%		$2,413,507,940

LIABILITIES IN EXCESS OF OTHER ASSETS — (17.5)%		(359,268,573)

NET ASSETS — 100.0%		$2,054,239,367

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
(c) Joint repurchase agreement was entered into on November 30, 2007. Additional information appears in the Notes to the Schedule of Investments section.
(d) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,171,227,985

Gross unrealized gain	349,189,372
Gross unrealized loss	(106,909,417)

Net unrealized security gain	$242,279,955

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 98.9%
Aerospace & Defense — 2.8%
62,700	Aerovironment, Inc.*(a)	$1,510,443
19,200	Alliant Techsystems, Inc.*	2,243,136

		3,753,579

Auto Components — 1.6%
103,500	Gentex Corp.	2,051,370

Beverages — 0.5%
14,800	Hansen Natural Corp.*	642,468

Biotechnology — 3.9%
20,200	Affymax, Inc.*(a)	514,292
17,800	Alexion Pharmaceuticals, Inc.*(a)	1,294,416
36,700	Amylin Pharmaceuticals, Inc.*(a)	1,401,573
94,511	NeurogesX, Inc.*	634,169
42,000	Progenics Pharmaceuticals, Inc.*(a)	814,800
59,500	Vanda Pharmaceuticals, Inc.*(a)	534,905

		5,194,155

Capital Markets — 5.0%
36,000	Eaton Vance Corp.	1,575,360
49,400	Evercore Partners, Inc.(a)	1,035,918
78,617	HFF, Inc.*	536,954
48,655	Raymond James Financial, Inc.	1,580,315
27,800	Stifel Financial Corp.*(a)	1,294,090
45,200	TradeStation Group, Inc.*	539,236

		6,561,873

Commercial Banks — 0.7%
16,800	SVB Financial Group*	864,864

Commercial Services & Supplies — 2.8%
64,803	Healthcare Services Group, Inc.(a)	1,419,186
30,300	Ritchie Bros. Auctioneers, Inc.	2,245,230

		3,664,416

Communications Equipment — 0.7%
47,840	Neutral Tandem, Inc.*	874,994

Consumer Finance — 0.4%
34,500	First Cash Financial Services, Inc.*	586,500

Diversified Consumer Services — 1.9%
26,370	Bright Horizons Family Solutions, Inc.*	996,522
35,790	Coinstar, Inc.*	935,193
12,675	Weight Watchers International, Inc.	605,231

		2,536,946

Shares	Description	Value
Common Stocks — (continued)
Diversified Financial Services — 0.2%
9,500	MSCI, Inc.*	$262,675

Electrical Equipment — 2.3%
4,900	First Solar, Inc.*	1,162,035
29,370	Roper Industries, Inc.	1,863,527

		3,025,562

Electronic Equipment & Instruments — 5.5%
59,300	Amphenol Corp.	2,570,655
64,060	Cogent, Inc.*	711,066
22,520	Dolby Laboratories, Inc.*	1,131,405
29,310	FLIR Systems, Inc.*	2,014,476
43,080	LoJack Corp.*	754,331

		7,181,933

Energy Equipment & Services — 5.3%
25,480	Cameron International Corp.*(a)	2,375,500
11,500	Dresser-Rand Group, Inc.*	409,400
41,040	Grant Prideco, Inc.*	1,974,024
47,228	Tesco Corp.*	1,033,349
23,990	W-H Energy Services, Inc.*	1,211,495

		7,003,768

Health Care Equipment & Supplies — 5.6%
22,800	ArthroCare Corp.*(a)	1,234,164
15,500	Gen-Probe, Inc.*	1,036,795
99,854	Natus Medical, Inc.*	1,684,537
71,200	Northstar Neuroscience, Inc.*(a)	657,176
30,100	NuVasive, Inc.*(a)	1,281,357
149,790	OraSure Technologies, Inc.*	1,420,009

		7,314,038

Health Care Providers & Services — 2.5%
64,480	Psychiatric Solutions, Inc.*	2,355,454
21,500	VCA Antech, Inc.*	882,145

		3,237,599

Hotels, Restaurants & Leisure — 3.3%
14,240	Life Time Fitness, Inc.*(a)	773,517
25,780	P.F. Chang’s China Bistro, Inc.*(a)	659,710
16,090	Panera Bread Co.*(a)	644,726
41,571	Pinnacle Entertainment, Inc.*	1,141,124
86,342	Texas Roadhouse, Inc.*	1,087,046

		4,306,123

Household Durables — 1.0%
18,100	Harman International Industries, Inc.	1,332,160

Household Products — 0.3%
64,300	Central Garden & Pet Co.*(a)	337,575

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Insurance — 1.3%
36,900	eHealth, Inc.*	$1,143,531
77,000	Security Capital Assurance Ltd.(a)	545,160

		1,688,691

Internet & Catalog Retail — 1.4%
7,880	Blue Nile, Inc.*(a)	581,623
57,300	Netflix, Inc.*(a)	1,323,630

		1,905,253

Internet Software & Services — 1.9%
16,000	Bankrate, Inc.*(a)	626,240
69,952	Switch and Data Facilities Co.*	1,328,388
37,800	The Knot, Inc.*(a)	498,960

		2,453,588

IT Services — 3.9%
44,500	Global Payments, Inc.	1,923,290
57,545	Iron Mountain, Inc.*	2,099,241
35,570	NeuStar, Inc.*	1,130,059

		5,152,590

Life Sciences Tools & Services — 4.1%
41,560	Charles River Laboratories International, Inc.*	2,640,307
14,350	Covance, Inc.*	1,253,185
18,900	Millipore Corp.*	1,547,532

		5,441,024

Machinery — 3.1%
33,200	IDEX Corp.	1,185,240
19,000	Kennametal, Inc.	1,482,950
92,010	TurboChef Technologies, Inc.*(a)	1,368,189

		4,036,379

Media — 3.4%
214,870	Entravision Communications Corp.*	1,607,228
25,200	Lamar Advertising Co.	1,310,652
37,400	LodgeNet Entertainment Corp.*(a)	718,080
30,600	National CineMedia, Inc.	847,008

		4,482,968

Oil, Gas & Consumable Fuels — 7.6%
16,332	Atlas America, Inc.	927,331
29,300	Continental Resources, Inc.*	697,926
60,100	Delta Petroleum Corp.*(a)	923,737
69,040	OPTI Canada, Inc.*	1,228,973
42,400	Quicksilver Resources, Inc.*	2,145,440
178,908	Rex Energy Corp.*(a)	1,769,400
13,900	SandRidge Energy, Inc.*	441,325

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — (continued)
355,200	UTS Energy Corp.*	$1,893,311

		10,027,443

Personal Products — 2.2%
23,510	Chattem, Inc.*(a)	1,667,094
99,400	Physicians Formula Holdings, Inc.*	1,289,218

		2,956,312

Pharmaceuticals — 0.6%
56,632	Cadence Pharmaceuticals, Inc.*	762,267

Real Estate Management & Development — 0.8%
43,400	CB Richard Ellis Group, Inc.*	1,030,750

Semiconductors & Semiconductor Equipment — 6.2%
28,080	Cavium Networks, Inc.*	720,252
119,830	Eagle Test Systems, Inc.*	1,312,138
76,550	FormFactor, Inc.*	2,904,307
50,050	PMC-Sierra, Inc.*(a)	351,351
75,590	Tessera Technologies, Inc.*	2,919,286

		8,207,334

Software — 3.7%
145,020	Activision, Inc.*	3,212,193
28,400	Salesforce.com, Inc.*	1,611,132

		4,823,325

Specialty Retail — 7.5%
23,100	Advance Auto Parts, Inc.	830,676
47,610	Chico’s FAS, Inc.*	538,469
61,600	CSK Auto Corp.*	600,600
43,800	GameStop Corp.*	2,516,310
27,790	Tractor Supply Co.*(a)	1,139,946
22,600	Ulta Salon, Cosmetics & Fragrance, Inc.*	581,724
79,230	Urban Outfitters, Inc.*	2,075,826
53,810	Williams-Sonoma, Inc.	1,566,409

		9,849,960

Trading Companies & Distributors — 1.6%
24,370	W.W. Grainger, Inc.	2,151,871

Transportation Infrastructure — 0.3%
39,800	CAI International, Inc.*	463,670

Wireless Telecommunication Services — 3.0%
45,600	Clearwire Corp.*(a)	709,992
77,900	MetroPCS Communications, Inc.*	1,332,090

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Wireless Telecommunication Services — (continued)
52,050	SBA Communications Corp.*	$1,948,752

		3,990,834

TOTAL COMMON STOCKS		$130,156,857

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 0.7%
Joint Repurchase Agreement Account II
$900,000	4.625%	12/03/07	$900,000
Maturity Value: $900,347

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$131,056,857

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) — 15.0%
Boston Global Investment Trust — Enhanced Portfolio
19,787,725	4.866%	$19,787,725

TOTAL INVESTMENTS — 114.6%		$150,844,582

LIABILITIES IN EXCESS OF OTHER ASSETS — (14.6)%		(19,245,577)

NET ASSETS — 100.0%		$131,599,005

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Joint repurchase agreement was entered into on November 30, 2007. Additional information appears in the Notes to the Schedule of Investments section.
(c) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$141,564,305

Gross unrealized gain	19,604,721
Gross unrealized loss	(10,324,444)

Net unrealized security gain	$9,280,277

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH EQUITY FUNDS
Schedule of Investments (continued)
November 30, 2007 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services or broker/dealer-supplied valuations. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine the current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Funds’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2007, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Capital Growth	$4,000,000

Strategic Growth	6,700,000

Concentrated Growth	10,000,000

Growth Opportunities	55,700,000

Small/Mid Cap Growth	900,000

GOLDMAN SACHS GROWTH EQUITY FUNDS
Schedule of Investments (continued)
November 30, 2007 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$3,000,000,000	4.64%	12/03/07	$3,001,160,000

Banc of America Securities LLC	500,000,000	4.62	12/03/07	500,192,500

Banc of America Securities LLC	3,550,000,000	4.63	12/03/07	3,551,369,708

Barclays Capital PLC	3,500,000,000	4.63	12/03/07	3,501,350,417

Citigroup Global Markets, Inc.	3,000,000,000	4.63	12/03/07	3,001,157,500

Credit Suisse Securities (USA) LLC	2,000,000,000	4.61	12/03/07	2,000,768,334

Deutsche Bank Securities, Inc.	4,310,000,000	4.63	12/03/07	4,311,662,942

Greenwich Capital Markets	1,000,000,000	4.63	12/03/07	1,000,385,833

Merrill Lynch	3,000,000,000	4.61	12/03/07	3,001,152,500

UBS Securities LLC	3,110,000,000	4.61	12/03/07	3,111,194,758

TOTAL				$26,980,394,492

At November 30, 2007, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 3.375% to 5.250%, due 07/15/08 to 04/21/14; Federal Home Loan Bank, 0.000% to 5.260%, due 12/07/07 to 09/08/08; Federal Home Loan Mortgage Association, 0.000% to 7.500%, due 12/12/07 to 11/01/37; Federal National Mortgage Association, 0.000% to 10.500%, due 12/03/07 to 10/01/47 and U.S. Treasury Notes, 3.875% to 4.750%, due 03/31/11 to 02/15/13. The aggregate market value of the collateral, including accrued interest, was $27,588,535,976.
Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Boston Global Advisers (“BGA”) — a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Funds and BGA receive compensation relating to the lending of the Funds’ securities.
Segregation Transactions — The Funds may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 29, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	January 29, 2008

* Print the name and title of each signing officer under his or her signature.